Operations and Principal Activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Operations and Principal Activities
Net loss			¥ 839,528	$ 118,245	¥ 1,578,403	¥ 1,298,880
Net cash (used in)/provided by operating activities			415,500	$ 58,525	1,114,954	440,234
Accumulated deficit			8,708,300		7,861,973		$ 1,226,538
Net proceeds upon completion of initial public offering						¥ 4,853,293
Net current assets			¥ 4,432,400		¥ 5,495,000
American depository shares
Operations and Principal Activities
Net proceeds upon completion of initial public offering	¥ 15,100
IPO
Operations and Principal Activities
Net proceeds upon completion of initial public offering		¥ 4,838,200